Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,567,066.75

Principal:
Principal Collections	$15,658,848.16
Prepayments in Full	$8,918,142.73
Liquidation Proceeds	$279,159.74
Recoveries	$50,356.81
Sub Total	$24,906,507.44
Collections	$26,473,574.19

Purchase Amounts:
Purchase Amounts Related to Principal	$345,437.69
Purchase Amounts Related to Interest	$1,992.74
Sub Total	$347,430.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,821,004.62

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,821,004.62
Servicing Fee	$368,937.58	$368,937.58	$0.00	$0.00	$26,452,067.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,452,067.04
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,452,067.04
Interest - Class A-3 Notes	$106,336.31	$106,336.31	$0.00	$0.00	$26,345,730.73
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$26,276,278.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,276,278.23
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$26,238,452.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,238,452.81
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$26,208,634.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,208,634.81
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$26,167,854.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,167,854.31
Regular Principal Payment	$24,680,938.85	$24,680,938.85	$0.00	$0.00	$1,486,915.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,486,915.46
Residual Released to Depositor	$0.00	$1,486,915.46	$0.00	$0.00	$0.00
Total		$26,821,004.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,680,938.85
Total					$24,680,938.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,680,938.85	$58.67	$106,336.31	$0.25	$24,787,275.16	$58.92
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$24,680,938.85	$18.39	$284,212.73	$0.21	$24,965,151.58	$18.60

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$232,006,498.53	0.5514773	$207,325,559.68	0.4928109
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$430,946,498.53	0.3211130	$406,265,559.68	0.3027224

Pool Information
Weighted Average APR	4.258%	4.257%
Weighted Average Remaining Term	34.41	33.60
Number of Receivables Outstanding	31,009	30,129
Pool Balance	$442,725,100.77	$417,332,728.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$430,946,498.53	$406,265,559.68
Pool Factor	0.3271191	0.3083572

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$11,067,168.73
Targeted Overcollateralization Amount	$11,067,168.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,067,168.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$190,784.04
(Recoveries)		75	$50,356.81
Net Losses for Current Collection Period			$140,427.23
Cumulative Net Losses Last Collection Period			$5,493,219.63
Cumulative Net Losses for all Collection Periods			$5,633,646.86

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.72%	421	$7,175,666.01
61-90 Days Delinquent	0.19%	40	$807,222.37
91-120 Days Delinquent	0.05%	11	$214,562.46
Over 120 Days Delinquent	0.13%	29	$561,293.59
Total Delinquent Receivables	2.10%	501	$8,758,744.43

Repossession Inventory:
Repossessed in the Current Collection Period		15	$231,362.75
Total Repossessed Inventory		29	$515,600.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6938%
Preceding Collection Period			0.2877%
Current Collection Period			0.3919%
Three Month Average			0.4578%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3115%
Preceding Collection Period			0.2902%
Current Collection Period			0.2655%
Three Month Average			0.2891%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer